MORGAN STANLEY SPECIAL VALUE FUND

522 Fifth Avenue

New York, New York 10036

November 30, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Special Value Fund

File Number – 333-06935

811-7683

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 29, 2007.

Very truly yours,
/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary
cc:	Amy R. Doberman, Esq.

Larry Greene